Preferred And Common Stock (Tables) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Preferred and Common Stock [Abstract]
Balance, number of preferred shares	600	0
Issuance of preferred stock subject to redemption, number of preferred shares	600	600
Balance, number of preferred shares	1,200	600
Balance, amount	$ 6,000	$ 0
Issuance of preferred stock subject to redemption, amount	6,000	6,000
Balance, amount	$ 12,000	$ 6,000